NORTHERN LIGHTS FUND TRUST

January 30, 2018

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filings - Rule 497(j)

Re: Northern Lights Fund Trust	-	13D Activist Fund
Ascendant Deep Value Convertibles Fund
Ascendant Tactical Yield Fund
Deer Park Total Return Credit Fund
Equinox MutualHedge Futures Strategy Fund
Grant Park Absolute Return Fund
Grant Park Multi-Alternative Strategies Fund
Navigator Duration Neutral Bond Fund
Navigator Equity Hedged Fund
Navigator Sentry Managed Volatility Fund
Navigator Tactical Fixed Income Fund
Patriot Balanced Fund
Patriot Fund
Princeton Premium Fund
Probabilities Fund
Sierra Strategic Income Fund
Sierra Tactical All Asset Fund

Post-Effective Amendment No. 1,043, 1,044, 1,045, 1,046, 1,047, 1,048, 1,049, 1,050, 1,051 & 1,053 to the Registration Statement on Form N-1A (File No. 333-122917, CIK No. 0001314414)

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Northern Lights Fund Trust (the “Trust”), on behalf of 13D Activist Fund, Ascendant Deep Value Convertibles Fund, Ascendant Tactical Yield Fund, Deer Pak Total Return Credit Fund, Equinox MutualHedge Futures Strategy Fund, Grant Park Absolute Return Fund, Grant Park Multi-Alternative Strategies Fund, Navigator Duration Neutral Bond Fund, Navigator Equity Hedged Fund, Navigator Sentry Managed Volatility Fund, Navigator Tactical Fixed Income Fund, Patriot Balanced Fund, Patriot Fund, Princeton Premium Fund, Probabilities Fund, Sierra Strategic Income Fund and Sierra Tactical All Asset Fund pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the forms of prospectus and statements of additional information that would have been filed pursuant to paragraphs (b) and (c) of Rule 497 under the 1933 Act would not have differed from that contained in the following Post-Effective Amendments to the Trust’s registration statement on Form N-1A (the “Amendments”):

Fund Name:	Post-Effective Amendment Number:	SEC Accession Number:	Date of Amendment Filing:
Ascendant Deep Value Convertibles Fund	1,043	0001580642-18-000410	January 26, 2018
Ascendant Tactical Yield Fund	1,043	0001580642-18-000410	January 26, 2018
Patriot Balanced Fund	1,044	0001580642-18-000414	January 26, 2018
Patriot Fund	1,044	0001580642-18-000414	January 26, 2018
Sierra Strategic Income Fund	1,045	0001580642-18-000418	January 26, 2018
Sierra Tactical All Asset Fund	1,045	0001580642-18-000418	January 26, 2018
Equinox MutualHedge Futures Strategy Fund	1,046	0001580642-18-000425	January 26, 2018
Grant Park Absolute Return Fund	1,047	0001580642-18-000427	January 26, 2018
Grant Park Multi-Alternative Strategies Fund	1,047	0001580642-18-000427	January 26, 2018
Probabilities Fund	1,048	0001580642-18-000429	January 26, 2018
Princeton Premium Fund	1,049	0001580642-18-000449	January 29, 2018
Navigator Duration Neutral Bond Fund	1,050	0001580642-18-000429	January 29, 2018
Navigator Equity Hedged Fund	1,050	0001580642-18-000429	January 29, 2018
Navigator Sentry Managed Volatility Fund	1,050	0001580642-18-000429	January 29, 2018
Navigator Tactical Fixed Income Fund	1,050	0001580642-18-000429	January 29, 2018
13D Activist Fund	1,051	0001580642-18-000460	January 29, 2018
Deer Pak Total Return Credit Fund	1,053	0001580642-18-000507	January 29, 2018

Questions related to this filing should be directed to JoAnn M. Strasser of Thompson Hine LLP at (614) 469-3265 or to me at (631) 470-2600.

Very truly yours,
/s/ Stephanie Shearer
Stephanie Shearer
Secretary